Note 17 - Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 17:             RELATED PARTY TRANSACTIONS

In the ordinary course of business, the Bank has granted loans to executive officers and directors and their affiliates. Annual activity consisted of the following:

	Year ended December 31,
	2014	2013	2012

Balance, beginning of year	$6,483,503	$6,095,008	$5,794,896
New Loans	394,269	782,681	464,400
Repayments	(2,468,128)	(394,186)	(164,288)

Balance, end of year	$4,409,644	$6,483,503	$6,095,008

In management's opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms as those prevailing at the time for comparable transactions with other persons. Further, in management's opinion, these loans did not involve more than normal risk of collectability or present other unfavorable features.